Vessels, net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.           Vessels, net

The amounts in the consolidated statement of financial position are analyzed as follows:

	Vessels cost	Vessels accumulated depreciation	Drydocking costs	Accumulated depreciation of drydocking costs	Net Book Value
Balance at January 1, 2023	234,916	(113,009)	23,365	(15,811)	129,461
Additions/ DryDocking Component	161	—	6,324	—	6,485
Reversal of Impairment	4,400	—	—	—	4,400
Depreciation expense	—	(4,372)	—	(4,185)	(8,557)
Sale of vessel	(58,219)	31,149	(13,444)	9,282	(31,232)
Balance at December 31, 2023	181,258	(86,232)	16,245	(10,714)	100,557
Additions/ DryDocking Component	161,681	—	5,612	—	167,293
Reversal of Impairment	1,891	—	—	—	1,891
Depreciation expense	—	(5,886)	—	(3,507)	(9,393)
Sale of vessel	(21,283)	10,694	(5,233)	4,453	(11,369)
Balance at December 31, 2024	323,547	(81,424)	16,624	(9,768)	248,979
Additions/ DryDocking Component	314	—	4,282	—	4,596
Depreciation expense	—	(9,646)	—	(4,513)	(14,159)
Sale of vessel	(24,570)	18,345	(3,986)	3,986	(6,225)
Balance at December 31, 2025	299,291	(72,725)	16,920	(10,295)	233,191

For the purpose of the consolidated statement of comprehensive income/(loss), depreciation comprises the following:

	For the year ended December 31,
	2025	2024	2023
Vessels’ depreciation	9,646	5,886	4,372
Depreciation of office furniture and equipment	38	36	42
Depreciation of right of use asset (Note 16)	328	314	311
Total	10,012	6,236	4,725

On April 29, 2022, the Company entered into a contract, through its subsidiary Calypso Shipholding S.A., for the construction and purchase of one fuel efficient bulk carrier with a carrying capacity of approximately 64,000 dwt. The vessel was built at Nihon Shipyard Co. in Japan and was delivered on January 25, 2024. The total consideration for the construction of the vessel was approximately $37.5 million, which we financed with equity. In May 2022 we paid the first installment of $7.4 million, in March 2023 we paid the second installment of $3.8 million, in September 2023 we paid the third installment of $3.7 million and in November 2023 we paid the fourth installment of $3.7 million. On January 22, 2024, we paid the final installment of $18.5 million and on January 25, 2024 we took delivery of the new vessel which was named m/v GLBS Hero.

On May 13, 2022, the Company entered into two contracts, through its subsidiaries Daxos Maritime Limited and Paralus Shipholding S.A., for the construction and purchase of two fuel efficient bulk carriers with a carrying capacity of approximately 64,000 dwt each. The sister vessels were built at Nantong COSCO KHI Ship Engineering Co. in China with the first one delivered on August 20, 2024 and named m/v GLBS Might and the second delivered on September 20, 2024 and named m/v GLBS Magic. The total consideration for the construction of both vessels was approximately $70.3 million.

On March 6, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built Sun Globe for a gross price of $14.1 million (absolute amount), before commissions, to an unaffiliated third party.

5.       Vessels, net (continued)

Following the agreement to sell Sun Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognized in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, which amounted to $13,617, and the Company recorded reversal of impairment amounting $4,400, during the first quarter of 2023. The vessel was delivered to its new owners on June 5, 2023 and the Company recorded a gain of $71 which is included in the consolidated statement of comprehensive income/(loss).

On August 11, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2009-built Sky Globe for a gross price of $10.7 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 7, 2023. The Company recognized a gain of approximately $2.2 million (absolute amount) as a result of the sale, which is included in the consolidated statement of comprehensive income/(loss).

On August 16, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2010-built Star Globe for a gross price of $11.2 million (absolute amount), before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on September 13, 2023. The Company recognized a gain of approximately $1.6 million (absolute amount) as a result of the sale, which is included in the consolidated statement of comprehensive income/(loss).

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carriers of about 64,000 dwt each. The two vessels will be built at Nihon Shipyard Co. in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the first installment of $7.5 million (absolute amount) for both vessels under construction. In August 2024 paid the second installment of $7.5 million (absolute amount), and in September and November 2025 paid the third installment of $7.5 million (absolute amount) in aggregate for both vessels under construction.

On May 28, 2024, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2005-built Moon Globe for a gross price of $11.5 million (absolute amount), before commissions, to an unaffiliated third party.

Following the agreement to sell Moon Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognized in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, and the Company recorded reversal of impairment amounting $1,891, during the second quarter of 2024. The vessel was delivered to its new owners on July 8, 2024.

On October 23, 2024, the Company entered into two memoranda of agreement with an entity controlled by the Chairman and to which our Chief Executive Officer is also related, for the acquisition of two scrubber-fitted Kamsarmax dry bulk vessels. The vessels acquired were (i) a 2016-built Kamsarmax dry bulk carrier, now named m/v GLBS Angel, for a purchase price of $27.5 million (absolute amount), and (ii) a 2014-built Kamsarmax dry bulk carrier, now named m/v GLBS Gigi, for a purchase price of $26.5 million (absolute amount). Both acquisitions were funded using available cash. The purchase of each vessel was approved by a committee of the Board of Directors of the Company comprised solely of independent directors, as well as unanimously ratified by the Company’s Board of Directors.

The Company took delivery of m/v GLBS Angel on November 19, 2024, and took delivery of m/v GLBS Gigi on December 3, 2024.

With respect to m/v GLBS Angel, an aggregate amount of $18.0 million (absolute amount) was paid upon delivery, with the remaining balance payable in one lump sum, without interest, no later than one year from the date of the relevant memorandum of agreement. With respect to m/v GLBS Gigi, an aggregate amount of $17.0 million (absolute amount) was paid upon delivery, with the remaining balance payable in one lump sum, without interest, no later than one year from the date of the relevant memorandum of agreement. These outstanding balances were presented within Sellers’ Credit under current liabilities in the Company’s consolidated statement of financial position as of December 31, 2024.In July 2025, the Company settled the outstanding aggregate balance of $19.0 million (absolute amount) owed to the sellers using available cash.

On February 4, 2025, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built River Globe for a gross price of $8.55 million (absolute amount), before commissions and expenses to an unaffiliated third party. The vessel was delivered to her new owners on March 17, 2025. The Company recognized a gain of approximately $2.1 million (absolute amount) as a result of the sale, which is included in Gain from sale of vessel in the consolidated statement of comprehensive income/(loss).

As at December 31, 2025 five of the Company’s vessels, with aggregate carrying value $112.0 million (absolute amount), have been pledged as collateral to secure the bank loans discussed in note 11.

5.       Vessels, net (continued)

As at December 31, 2025, 2024 and 2023, the Company performed an assessment on whether there were indicators that the vessels may be impaired and no impairment indicators or indicators that previously recorded impairment needs to be reversed were identified for the Company’s vessels.

Payments relating to deferred drydocking costs represent the actual cash outflows incurred by the Company in connection with vessel drydocking activities. For the years ended December 31, 2025, 2024, and 2023, such payments amounted to $5,115, $2,344, and $10,433, respectively. These amounts are presented within operating activities as “Payment of deferred drydocking costs” in the consolidated statements of cash flows.